Accrued Expenses and Other Current Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities
7. Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consist of accrued compensation, such as bonus, commission, payroll taxes, sales and other tax liabilities, etc. The following table summarizes the Company’s accrued expenses and other current liabilities for the periods indicated (in thousands):

	March 31, 2022	December 31, 2021
Accrued compensation	$38,511	$49,015
Sales and other tax liabilities	8,920	10,774
Other	19,308	20,038

Accrued expenses and other current liabilities	$66,739	$79,827

9. Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consist of accrued compensation, such as bonus, commission, payroll taxes, sales and other tax liabilities, etc. The following table summarizes the Company’s accrued expenses and other current liabilities for the periods indicated (in thousands):

	As of December 31,
	2021	2020

Accrued compensation	$49,015	$50,312
Sales and other tax liabilities	10,774	9,550
Other	20,038	22,077

Accrued expenses and other current liabilities	$79,827	$81,939